SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Accounts receivable net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Balance at December 31, beginning of the year	$ 1,148	$ 429
Credit loss expense	2,571	1,020
Write-offs	(89)	(301)
Balance at December 31, end of the year	$ 3,630	$ 1,148